TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit [Line Items]
Income before taxes on income, as reported in the statements of operations*	$ 7,151	$ 2,322	$ 4,670
Theoretical tax expense	1,895	581	1,168
Less - tax benefits arising from approved enterprise status, see a. above	(401)	(60)	(410)
Theoretical Tax Expense Net of Tax Benefits	1,494	521	758
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	22	60	11
Taxes in respect of previous years	0	107	70
Changes in valuation allowance	62	243	351
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	90	(794)	(798)
Taxes on income for the reported year	1,668	137	392
* As follows:
Taxable in Israel	6,145	1,325	2,734
Taxable outside Israel	1,006	997	1,936
INCOME BEFORE TAXES ON INCOME	$ 7,151	$ 2,322	$ 4,670